CONCENTRATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Cash equivalents	$ 0		$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	71.00%	73.00%	70.00%	75.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Suppliers [Member] | Kehe Distributors L L C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Purchase [Member]
Concentration Risk [Line Items]
Concentration risk percentage		37.00%	25.00%	41.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Purchase [Member] | UNFI [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%